INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Inventories
	As of December 31,
	2 0 1 5	2014

Raw materials	$6,649	$3,148
Work in process	12,932	7,656
Finished goods	8,102	5,303
	$27,683	$16,107